S000018677 [Member] Shareholder Fees - UBS Select Treasury Preferred Fund - UBS Select Treasury Preferred Fund	Apr. 30, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%